Current provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Current provisions
27.	Current provisions

Movements in provisions are as follows:

	2018
	Provisions for deficiency compensation
	NT$000	US$000
January 1	57,155	1,867
Provision	14,211	465
Reversal	(24,451)	(799)
Payment	(17,563)	(574)

December 31	29,352	959

By adopting IFRS 15, the Group’s provision for sales allowance is presented as “Current refund liabilities” from January 1, 2018, which was previously presented as “Current provisions”. Information is provided in Note 28.

Please refer to Note 2 e) for detailed information of provisions for deficiency compensation.